Loans - Impaired Loans Individually Evaluated (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
With an allowance recorded
Related allowance	$ 1,775	$ 14,840
Recorded investment	93,324	44,993
Unpaid principal balance	93,867	45,051
Commercial & Industrial
With an allowance recorded
Related allowance	1,654	14,733
Recorded investment	71,082	35,083
Unpaid principal balance	71,576	35,123
Real Estate Portfolio Segment
With an allowance recorded
Related allowance		107
Recorded investment	22,023	9,736
Unpaid principal balance	22,071	9,754
Residential mortgage
With an allowance recorded
Recorded investment		14
Unpaid principal balance		15
Related allowance		14
Consumer and other
With an allowance recorded
Related allowance	121
Recorded investment	219	174
Unpaid principal balance	220	174
Originated
With no related allowance recorded
Recorded investment	41,920	8,708
Unpaid principal balance	42,178	8,714
With an allowance recorded
Recorded investment	3,111	32,689
Unpaid principal balance	3,157	32,729
Related allowance	513	14,839
Recorded investment	45,031	41,397
Unpaid principal balance	45,335	41,443
Originated | Commercial & Industrial
With no related allowance recorded
Recorded investment	33,415	1,898
Unpaid principal balance	33,671	1,899
With an allowance recorded
Recorded investment	2,992	32,471
Unpaid principal balance	3,038	32,510
Related allowance	394	14,733
Originated | Owner occupied commercial real estate
With no related allowance recorded
Recorded investment		829
Unpaid principal balance		834
Originated | Commercial real estate
With no related allowance recorded
Recorded investment	7,155	5,356
Unpaid principal balance	7,162	5,356
Originated | Construction, land & land development
With no related allowance recorded
Recorded investment		268
Unpaid principal balance		268
With an allowance recorded
Recorded investment		204
Unpaid principal balance		204
Related allowance		92
Originated | Residential mortgage
With no related allowance recorded
Recorded investment	1,254	183
Unpaid principal balance	1,249	183
Originated | Consumer and other
With no related allowance recorded
Recorded investment	96	174
Unpaid principal balance	96	174
With an allowance recorded
Recorded investment	119
Unpaid principal balance	119
Related allowance	119
Acquired
With no related allowance recorded
Recorded investment	46,538	3,544
Unpaid principal balance	46,755	3,556
With an allowance recorded
Recorded investment	1,755	52
Unpaid principal balance	1,777	52
Related allowance	1,262	1
Recorded investment	48,293	3,596
Unpaid principal balance	48,532	3,608
Acquired | Commercial & Industrial
With no related allowance recorded
Recorded investment	32,922	714
Unpaid principal balance	33,093	714
With an allowance recorded
Recorded investment	1,753
Unpaid principal balance	1,774
Related allowance	1,260
Acquired | Owner occupied commercial real estate
With no related allowance recorded
Recorded investment	8,942
Unpaid principal balance	8,949
Acquired | Commercial real estate
With no related allowance recorded
Recorded investment	2,002	1,590
Unpaid principal balance	2,026	1,607
Acquired | Construction, land & land development
With no related allowance recorded
Recorded investment	978
Unpaid principal balance	991
Acquired | Residential mortgage
With no related allowance recorded
Recorded investment	1,692	1,240
Unpaid principal balance	1,694	1,235
With an allowance recorded
Recorded investment		52
Unpaid principal balance		52
Related allowance		$ 1
Acquired | Consumer and other
With no related allowance recorded
Recorded investment	2
Unpaid principal balance	2
With an allowance recorded
Recorded investment	2
Unpaid principal balance	3
Related allowance	$ 2